UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21190
                                                     ---------

   Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
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               (Exactname of registrant as specified in charter)

                        731 Lexington Avenue, 25th Floor
                               New York, NY 10022
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               (Address of principal executive offices) (Zip code)


                                Millie Kim, Esq.
                      Citigroup Alternative Investments LLC
                        731 Lexington Avenue, 28th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-559-4999
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                        Date of fiscal year end: March 31
                                                 --------

             Date of reporting period: July 1, 2007 - June 30, 2008
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008


REGISTRANT NAME: CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
INVESTMENT COMPANY ACT FILE NUMBER: 811-21190
REPORTING PERIOD:                             07/01/2007 - 06/30/2008
                                              -----------------------
REGISTRANT ADDRESS: 731 LEXINGTON AVE., 25TH FLOOR, NEW YORK, NY 10022
NAME OF SERIES (AS APPLICABLE): SERIES G

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         FUND'S VOTE
                                                                                                           FOR OR
                                                                                                       AGAINST PROPOSAL,
                                                                                                         OR ABSTAIN;
                                                                                 WHO          WHETHER      FOR OR          WHETHER
                                                                               PROPOSED        FUND       WITHHOLD          VOTE
ISSUER OF         EXCHANGE                                                      MATTER:        CAST       REGARDING      WAS FOR OR
PORTFOLIO          TICKER               SHAREHOLDER     SUMMARY OF MATTER       ISSUER /      VOTE ON     ELECTION OF      AGAINST
SECURITY           SYMBOL     CUSIP #   MEETING DATE         VOTED ON         SHAREHOLDER     MATTER      DIRECTORS      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
AB2 Fund             N/A        N/A       30-Oct-07     Proposed increase in    ISSUER          YES           FOR           FOR
                                                        authorized share
                                                        capital.
------------------------------------------------------------------------------------------------------------------------------------
Structured Service   N/A        N/A       N/A           Proposed increase in    ISSUER          YES           FOR           FOR
Holdings, L.P.                                          management fee.
------------------------------------------------------------------------------------------------------------------------------------
CPIM Structured      N/A        N/A       27-Sep-07     Implementation of       ISSUER          YES           FOR           FOR
Credit Fund 1000                                        lock-up period,
Inc.                                                    Interim liquidity
                                                        and reduction in
                                                        management fee of
                                                        .50% from October 1,
                                                        2007 through
                                                        September 30, 2008,
                                                        inclusive.
------------------------------------------------------------------------------------------------------------------------------------
CPIM Structured      N/A        N/A       30-Oct-07     Implementation of       ISSUER          YES             FOR         FOR
Credit Fund 1500                                        lock-up period and
Inc.                                                    reduction in
                                                        management fee of
                                                        .50% from November
                                                        1, 2007 through
                                                        April 30, 2008,
                                                        inclusive.
------------------------------------------------------------------------------------------------------------------------------------
CPIM Structured      N/A        N/A       27-Jun-08     Orderly disposal        ISSUER          NO              NA          NA
Credit Fund 1500                                        of the fund's
Inc.                                                    portfolio.
------------------------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant    Citigroup Alternative Investments Multi-Adviser Hedge
              Fund Portfolios LLC
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By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (Principal Executive Officer)

Date          August 18, 2008
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*Print the name and title of each signing officer under his or her signature.